Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	StatutoryReserve[Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 31,501	$ 1,072,932	$ 3,062,159	$ 39,229,282	$ 957,908	$ 44,353,782
Beginning balance, shares at Dec. 31, 2020	31,500,693
Net income				17,385,966		17,385,966
Foreign currency translation adjustment					1,307,260	1,307,260
Appropriation to statutory reserve			2,005,084	(2,005,084)
Share-based compensation	$ 311	3,148,795				3,149,106
Share-based compensation, shares	310,830
Warrants issued to third parties in conjunction with debt issuance		(1,888,106)				(1,888,106)
Ending balance, value at Dec. 31, 2021	$ 31,812	2,333,621	5,067,243	54,610,164	2,265,168	64,308,008
Ending balance, shares at Dec. 31, 2021	31,811,523
Net income				2,562,513		2,562,513
Foreign currency translation adjustment					380,184	380,184
Ending balance, value at Mar. 31, 2022	$ 31,812	2,333,621	5,067,243	57,172,677	2,645,352	67,250,715
Ending balance, shares at Mar. 31, 2022	31,811,523
Beginning balance, value at Dec. 31, 2021	$ 31,812	2,333,621	5,067,243	54,610,164	2,265,168	64,308,008
Beginning balance, shares at Dec. 31, 2021	31,811,523
Net income				8,730,446		8,730,446
Foreign currency translation adjustment					(5,242,692)	(5,242,692)
Appropriation to statutory reserve			973,718	(973,718)
Exercise of warrants issued in conjunction with legal services in 2020	$ 124	(124)
Exercise of warrants issued in conjunction with legal services, shares	124,223
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021	$ 285	(285)
Exercise of warrants issued to third parties in conjunction with debt issuance, shares	284,654
Stock issuance for convertible promissory notes payable	$ 1,384	1,037,041				1,038,425
Stock issuance for convertible promissory notes payable, shares	1,384,564
Ending balance, value at Dec. 31, 2022	$ 33,605	3,370,253	6,040,961	62,366,892	(2,977,524)	68,834,187
Ending balance, shares at Dec. 31, 2022	33,604,965
Net income				2,793,249		2,793,249
Foreign currency translation adjustment					(680,976)	(680,976)
Shares issued to private placement	$ 160,000	39,840,000				40,000,000
Shares issued to private placement,shares	160,000,000
Ending balance, value at Mar. 31, 2023	$ 193,605	$ 43,210,253	$ 6,040,961	$ 65,160,141	$ 3,658,500	$ 110,946,460
Ending balance, shares at Mar. 31, 2023	193,604,965